Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (77,208,118)	$ (8,238,513)	$ (11,626,597)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	4,732,700	5,717,900	3,444,617
Equity loss of subsidiaries	68,370,977	1,118,204	12,562,142
Gain on debt settlement		(25,092)
Gain on sale of discontinued operations		(1,400,100)	(5,787,213)
Changes in operating assets and liabilities
Other receivables	8,900	(6,600)
Prepayments and advances	4,300	(4,300)	(125,000)
Intercompany receivables	(39,364,339)	(65,500,903)	(1,231,449)
Other payables and accrued liabilities	(69,103)	60,090	93,711
Net cash used in operating activities	(43,524,683)	(68,279,314)	(2,669,789)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(2,000,000)
Proceeds from disposal of subsidiaries		100	600,000
Net cash provided by (used in) investing activities		100	(1,400,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders			300,000
Borrowings from related parties
Proceeds from sale of ordinary shares	43,937,202	62,341,025	4,502,901
Proceeds from exercise of warrants	31,479	5,171,591
Net cash provided by financing activities	43,968,681	67,512,616	4,802,901
NET CHANGE IN CASH	443,998	(766,598)	733,112
CASH, beginning of year	26,636	793,234	60,122
CASH, end of year	470,634	26,636	793,234
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued to repay other payables – related parties and service providers			1,137,378
Ordinary shares issued to repay debt in subsidiary			5,240,679
Ordinary share issued for acquisition of subsidiary			1,889,799
Ordinary share issued for acquisition of equipment		3,818,000	1,963,607
Ordinary share issued for acquisition of intangible assets held in a subsidiary		1,550,000
Other receivables outstanding from disposal of subsidiary			1,000,000
Forgiveness of former subsidiary’s receivable upon disposal of subsidiary		120,000
Recognition of accrued liabilities from subsidiary			214,792
Derecognition of intercompany balance upon disposal of subsidiary			23,164,488
Proceeds from disposal of subsidiary received by intercompany		$ 1,400,000